Leases - Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current portion of lease obligations (note 15)	$ 5,245	$ 6,144
Long-term portion of lease obligations (note 15)	8,730	14,053
Lease liabilities	$ 13,975	$ 20,197